Average Annual Total Returns{- Fidelity Freedom Blend 2005 Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-07 - Fidelity Freedom Blend 2005 Fund	Fidelity Advisor Freedom Blend 2005 Fund- Class A Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2005 Fund- Class A Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2005 Fund- Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Freedom Blend 2005 Fund- Class A After Taxes on Distributions Since Inception		Fidelity Advisor Freedom Blend 2005 Fund- Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Freedom Blend 2005 Fund- Class A After Taxes on Distributions and Sales Since Inception		Fidelity Advisor Freedom Blend 2005 Fund- Class M Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2005 Fund- Class M Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2005 Fund- Class C Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2005 Fund- Class C Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2005 Fund- Class I Advisor Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2005 Fund- Class I Advisor Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2005 Fund- Class Z Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2005 Fund- Class Z Return Before Taxes Since Inception		LB001 Past 1 year	LB001 Since Inception		F0556 Past 1 year	F0556 Since Inception
Total	2.69%	4.63%	[1]	1.86%	3.70%	[1]	1.82%	3.25%	[1]	4.89%	5.44%	[1]	7.08%	6.50%	[1]	9.24%	7.60%	[1]	9.35%	7.68%	[1]	7.51%	7.36%	[1]	9.18%	7.73%	[1]

[1]	(a)From August 31, 2018